Notes to the cash flow statement	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Notes to the cash flow statement

30.Notes to the cash flow statement

Changes in liabilities arising from financing activities

	January 1, 2020	Cash flows from financing activities : Repayments	Non-cash flows: New lease liabilities	December31, 2020
	£000s	£000s	£000s	£000s
Lease liabilities	287	(402)	456	341
Total liabilities from financing activities	287	(402)	456	341